Digital Assets (Tables)	12 Months Ended
Dec. 31, 2024
Digital Assets [Abstract]
Schedule of Bitcoin Transactions and the Corresponding Values

BTC transactions and the corresponding values for the years ended December 31, 2024 and 2023 were as follows:

	Year ended December 31,
	2024		2023
	Quantity	Value	Quantity	Value
Balance of digital assets including digital assets collateralized as of January 1,	804	33,971	405	6,705
BTC earned*	2,914	186,527	4,928	141,306
BTC exchanged for cash	(2,419)	(152,135)	(4,529)	(129,309)
BTC exchanged for services	(14)	(1,463)	—	—
Realized gain on disposition of digital assets**	—	27,209	—	7,713
Change in unrealized gain on revaluation of digital assets**	—	26,015	—	7,556
Balance of digital assets including restricted digital assets and digital assets collateralized as of December 31,	1,285	120,124	804	33,971
Less restricted digital assets as of December 31,***	(351)	(32,826)	—	—
Less digital assets collateralized as of December 31,****	—	—	(50)	(2,101)
Balance of digital assets excluding restricted digital assets and digital assets collateralized as of December 31,	934	87,298	754	31,870

* Management estimates the fair value of BTC earned on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinbase Prime on the day it was received. Management considers the prices quoted on Coinbase Prime to be a level 1 input under IFRS 13, Fair Value Measurement.

** A portion of the realized gain on disposition of digital assets and the change in unrealized gain on revaluation of digital assets is presented in other comprehensive income after reversing previously recorded revaluation loss on digital assets in the statement of profit or loss. For the year ended December 31, 2024, a gain of $39,120, net of $14,104 of deferred income tax expense, was presented in other comprehensive income (year ended December 31, 2023: a gain of $9,242, net of $3,332 of deferred income tax expense).

*** Refer to Note 9 and 14 for details regarding the BTC payment (“BTC Pledged”) to a third party as a deposit of Miners presented as restricted digital assets. As the Company has the right to redeem the BTC Pledged, the ability of the third party to control the asset is limited, and the BTC Pledged does not meet the definition of a sale. Subsequently, in January 2025, the Company exercised the first BTC Installment. Refer to Note 32 for more details.

**** Refer to Note 18 for details of the Company’s long-term debt and BTC collateralized. During the first quarter of 2024, the NYDIG Loan balance was fully repaid and the BTC previously collateralized thereunder became unencumbered.